Operating Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Operating Segment Information [Line Items]
Operating segments	3
Total revenue percentage		10.00%
Media and Entertainment [Member]
Operating Segment Information [Line Items]
Marketing services income	$ 2,726,000	$ 2,739,000	$ 2,737,000